PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2021
Principles Of Consolidation
PRINCIPLES OF CONSOLIDATION

3.	PRINCIPLES OF CONSOLIDATION

The year end of the financial statements of subsidiaries and jointly controlled entities is the same as Cemig’s year end. Accounting practices are applied uniformly in line with those used by Cemig.

The following subsidiaries are included in the consolidated financial statements:

Subsidiary (1)	Form of valuation	2021		2020
		Direct interest, %	Indirect interest, %	Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	100.00	—
Cemig Distribuição	Consolidation	100.00	—	100.00	—
Gasmig	Consolidation	99.57	—	99.57	—
Cemig Geração Distribuída	—	—	—	100.00	—
Cemig Sim	Consolidation	100.00	—	100.00	—
Centroeste	Consolidation	—	—	100.00	—

(1)	On November 24, 2021, an Extraordinary General Meeting of the Company approved an increase in its share capital, through subscription of the investment held in Centroeste, completing the corporate restructuring authorized by Cemig’s Board of Directors on February 12, 2021. Thus, this investee is no longer directly consolidated by the Company.

a)	Subsidiaries, jointly controlled and affiliated entities

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which control ceases. The assets, liabilities and profit (loss) of the subsidiaries are consolidated using full consolidation. The accounting policies of the subsidiaries and jointly controlled entities are aligned with the policies adopted by the Company.

The Company controls an investee when its existing rights give it the current ability to direct the relevant activities of the investee. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

When the Company loses controls of an investee, it derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position, at the date when control is lost. Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly controlled and affiliated entities are accounted for under the equity method.

b)       Consortia

The Company recognizes the proportional interest in the consortium operations assets, liabilities and expenses as well as in the sale of the energy produced by them since these investments are considered to be ‘joint operations’ in accordance with the requirements of IFRS 11.

c)        Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.